Consolidated income statements - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020 [1]	Dec. 31, 2021	Jun. 30, 2020 [1]	Jun. 30, 2019 [1]
Profit or loss [abstract]
Revenue	£ 147.5	£ 315.4	£ 260.0	£ 259.9
Cost of sales	(42.9)	(90.8)	(79.8)	(76.7)
Gross profit	104.6	224.6	180.2	183.2
Selling, general and administrative expenses	(73.6)	(189.7)	(131.5)	(112.9)
Research and development expenses	(13.7)	(27.8)	(38.3)	(15.0)
Operating profit	17.3	7.1	10.4	55.3
Finance income	0.2	0.3	0.7	0.6
Finance costs	(1.9)	(2.7)	(2.8)	(0.3)
Profit before tax	15.6	4.7	8.3	55.6
Tax (charge) / credit	(2.8)	(0.3)	4.2	(11.2)
Profit for the year / period attributable to equity shareholders of the parent	£ 12.8	£ 4.4	£ 12.5	£ 44.4
Earnings per share
Basic	£ 0.058	£ 0.019	£ 0.060	£ 0.217
Diluted	£ 0.058	£ 0.019	£ 0.060	£ 0.215

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.